Summary of Significant Accounting Policies (Schedule of Depreciation Periods for Property and Equipment) (Details)	9 Months Ended	12 Months Ended
	May. 31, 2015	Aug. 31, 2014
Automobiles and Trucks [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years	3 years
Automobiles and Trucks [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years	5 years
Office, Laboratory, Farm and Warehouse Equipment and Furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years	3 years
Office, Laboratory, Farm and Warehouse Equipment and Furniture [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years	5 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years	3 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years	10 years
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	14 years	14 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	39 years	39 years